Quarterly Financial Data (Unaudited) (Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 127,919	$ 113,929	$ 114,296	$ 113,018	$ 123,169	$ 110,226	$ 109,366	$ 104,189	$ 469,162	$ 446,950	$ 421,849
Net sales	127,104	113,204	113,534	112,272	122,285	109,516	108,638	103,415	466,114	443,854	418,952
Cost of sales	96,128	85,517	85,657	85,186	92,589	82,591	81,770	78,177	352,488	335,127	314,946
Income from continuing operations	5,876	3,825	4,161	3,894	5,438	3,501	3,937	3,578	17,756	16,454	15,959
Consolidated net income	5,876	3,825	4,161	3,894	5,407	3,493	3,937	3,550	17,756	16,387	16,993
Consolidated net income attributable to Walmart	$ 5,606	$ 3,635	$ 4,016	$ 3,742	$ 5,163	$ 3,336	$ 3,801	$ 3,399	$ 16,999	$ 15,699	$ 16,389
Earnings Per Share, Basic	$ 1.68	$ 1.08	$ 1.19	$ 1.10	$ 1.51	$ 0.97	$ 1.09	$ 0.97	$ 5.04	$ 4.54	$ 4.48
Earnings Per Share, Diluted	$ 1.67	$ 1.08	$ 1.18	$ 1.09	$ 1.50	$ 0.96	$ 1.09	$ 0.97	$ 5.02	$ 4.52	$ 4.47